Income Taxes (Details) - Schedule of significant unrecognized tax benefits and unused tax losses	9 Months Ended
Oct. 31, 2021 USD ($)
Schedule of significant unrecognized tax benefits and unused tax losses [Abstract]
Share issuance costs	$ 21,000
Office and equipment	6,000
Non-capital losses carried forward	262,000
Unrecognized deductible temporary differences	$ 289,000